Financial instruments and risk management - Trade receivables (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Not past due	$ 53,007,000	$ 31,923,000
Past due 1-30 days	8,790,000	6,190,000
Past due 31-60 days	1,772,000	1,174,000
More than 61 days	2,180,000	710,000
Total	65,749,000	39,997,000
Allowance for doubtful accounts	$ 0	$ 0
Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Payment terms	15 days
Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Payment terms	60 days